Supplemental cash flow information	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Supplemental cash flow information [Text Block]
21.	Supplemental cash flow information

The following table discloses non-cash transactions impacting the Statements of Cash Flows. Note that the table below includes the results for the AGM from January 1, 2018 to July 31, 2018, being the period during which the Company controlled the AGM, but does not include the results of the AGM from August 1, 2018 to December 31, 2018.

	Year ended December 31,
	2018	2017
	$	$
Change in asset retirement provisions included in mineral properties, plant and equipment	(2)	4,766
Change in accounts payable related to mineral properties, plant and equipment	3,028	2,655
Reclassification to (from) mineral properties, plant and equipment from (to) VAT receivable	-	2,629
Borrowing costs included in mineral properties, plant and equipment	-	877
Share-based compensation included in mineral properties, plant and equipment (note 19(a) and 19(b))	46	607

Changes in non-cash working capital consist of the following:

	Year ended December 31,
	2018	2017
	$	$
Receivables	(6,879)	(711)
VAT receivable	(4,132)	15,530
Prepaid expenses	28	(158)
Inventories	(17,691)	(3,759)
Accounts payable and accrued liabilities	(1,195)	(1,074)
Change in non-cash working capital	(29,869)	9,828